Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Operating expenses from related parties, Total	$ 5,885	$ 24,227
Ezytronic Sdn Bhd [Member]
Schedule of Related Party Transactions [Line Items]
Operating expenses from related parties, Relationship	Jau Long “Jerry” Ooi is a common shareholder
Operating expenses from related parties, Nature	Purchase of products
Operating expenses from related parties, Total		12,824	$ 25,446	$ 22,036
Ezytronic Sdn Bhd [Member]
Schedule of Related Party Transactions [Line Items]
Operating expenses from related parties, Relationship	Jau Long “Jerry” Ooi is a common shareholder
Operating expenses from related parties, Nature	Purchase of equipment
Operating expenses from related parties, Total		4,987
Ezytronic Sdn Bhd [Member]
Schedule of Related Party Transactions [Line Items]
Operating expenses from related parties, Relationship	Jau Long “Jerry” Ooi is a common shareholder		Jau Long “Jerry” Ooi is a common shareholder
Operating expenses from related parties, Nature	Operating expense (short-term office equipment rental)
Operating expenses from related parties, Total	$ 5,885
True Sight Sdn Bhd [Member]
Schedule of Related Party Transactions [Line Items]
Operating expenses from related parties, Relationship	Su Huay “Sue” Chuah, the Company’s Former Chief Marketing Officer is a 40% shareholder of this entity		Su Huay “Sue” Chuah, the Company’s Former Chief Marketing Officer is a 40% shareholder of this entity
Operating expenses from related parties, Nature	Consulting fees
Operating expenses from related parties, Total		$ 24,227